   As filed with the Securities and Exchange Commission on September 25, 2003


                                                        File Nos. 333-65118
                                                                   811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]



                        Post-Effective Amendment No. 9                       [X]

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]


                                Amendment No. 10

                        (Check appropriate box or boxes)                     [X]

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
           (formerly known as Anchor National Life Insurance Company)
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;

[ ] on ________________ pursuant to paragraph (b) of Rule 485;

[x] 60 days after filing pursuant to paragraph (a) of Rule 485;

[ ] on                pursuant to paragraph (a) of Rule 485.

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Incorporated herein by reference to Post-Effective Amendment No. 8 under Securities Act of 1933 (the 33 Act) and Amendment No. 9 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement filed Nos. 333-65118 and 811-3859, filed on Form N-4 on September 24, 2003, Accession No. 0000950148-03-002334.

               PART B - STATEMENT OF ADDITIONAL INFORMATION


Incorporated herein by reference to Post-Effective Amendment No. 8 under Securities Act of 1933 (the 33 Act) and Amendment No. 9 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement filed Nos. 333-65118 and 811-3859, filed on Form N-4 on September 24, 2003, Accession No. 0000950148-03-002334.

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:

               Consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002.

               Financial Statements of Variable Separate Account at December 31, 2002 and for each of the two years in the period ended
               December 31, 2002.


(b)    Exhibits
----------------
(1)  Resolution Establishing Separate Account.......          ***
(2)  Form of Custody Agreements.....................          ***
(3)  (a)    Form of Distribution Contract...........          ***
     (b)    Selling Agreement.......................          ***
(4)  Variable Annuity Contract
     (a)    Group Annuity Certificate...............          *
     (b)    Individual Annuity Contract.............          *
     (c)    Maximum Anniversary Value Optional Death
            Benefit Endorsement.....................
     (d)    Purchase Payment Accumulation Optional
            Death Benefit Endorsement...............
     (e)    Optional Death Benefit Enhancement
            Endorsement.............................
     (f)    Optional Income Protector Endorsement...
     (g)    IRA Endorsement.........................
     (h)    Capital Protector Endorsement...........          Filed Herewith
(5)  Application for Contract
     (a)    Participant Enrollment Form.............          *
     (b)    Annuity Application.....................          *
(6)  Depositor - Corporate Documents
     (a)    Articles of Incorporation...............          ****
     (a)(1) Amendment to Articles of Incorporation
            Dated September 30, 2002................          ++
     (b)    By-Laws.................................          ****
(7)  Reinsurance Contract...........................
(8)  Form of Fund Participation Agreement
     (a)    Anchor Series Trust Fund Participation
            Agreement...............................          ***
     (b)    SunAmerica Series Trust Fund
            Participation Agreement.................          ***
     (c)    American Funds Form of Fund
            Participation Agreement.................          +
     (d)    Lord Abbett Form of Fund Participation
            Agreement...............................          +
     (e)    Van Kampen Form of Fund Participation
            Agreement...............................          ++++
     (f)    Nations Annuity Trust...................          *****
(9)  Opinion of Counsel.............................          *
     Consent of Counsel.............................          *
(10) Consent of Independent Accountants.............          n/a
(11) Financial Statements Omitted from Item 23......          **
(12) Initial Capitalization Agreement...............          **
(13) Performance Computations.......................          *
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Owner Control with Anchor National Life
     Insurance Company, the Depositor of
     Registrant.....................................          +++++
(15) Powers of Attorney.............................          +++


-------------
* Filed on September 28, 2001, as part of the Pre-Effective Amendment to this Registration Statement.
**    Not Applicable
*** Filed April 18, 1997, as part of the Initial Registration Statement of File Nos: 333-25473 and 811-3859.
**** Filed April 15, 2002 as part of Post-Effective Amendment Numbers 1 and 2 to File Nos: 333-65118 and 811-3859 (Accession number 0000950148-02-001017).
***** Incorporated by reference to Pre-Effective Amendment 1 and Amendment 2 to
      File Nos. 333-55740 and 811-03859, filed April 26, 2001, Accession No.0000950148-01-500444.
+ Incorporated by reference to Pre-Effective Amendment Nos. 1 and a to File Nos. 333-91860 and 811-03589, filed October 28, 2002, Accession No. 0000898430-02-003844.
++ Filed on April 7, 2003 as part of Post-Effective Amendment Nos. 16 and 17 to File Nos. 333-88642 and 811-8874.
+++ Filed July 13, 2001 as part of the Initial Registration Statement of this Registrant.
++++ Incorporated by reference to Pre-Effective Amendment Nos. 1 and a to File Nos. 333-66114 and 811-03589, filed October 25, 2001, Accession No. 0000950148-01-502065.
+++++ Incorporated by reference to Post-Effective Amendment Nos. 4 and 5 and to File Nos. 333-65118 and 811-03859, filed April 16, 2003, Accession No. 0000950148-03-000902.

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director and Senior Vice President
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Christine A. Nixon           Senior Vice President and Secretary
J. Franklin Grey             Vice President
Maurice S. Hebert*           Vice President and Controller
Stewart R. Polakov*          Vice President
Virginia N. Puzon            Assistant Secretary

----------

* 21650 Oxnard Street, Woodland Hills, CA 91367

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 27. Number of Contract Owners


As of August 31, 2003 the number of Polaris Choice I and II contracts funded by Variable Separate Account was 2,472 of which 1,174 were qualified contracts and 1,298 were non-qualified contracts.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.




Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company -- Variable Separate Account
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Five
      First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Nine
      Presidential Life Insurance Company -- Variable Account One
      Anchor Pathway Fund
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Income Funds issued by AIG SunAmerica
        Asset Management Corp. (SAAMCo.)
      Style Select Series, Inc. issued by SAAMCo.
      SunAmerica Equity Funds issued by SAAMCo.
      SunAmerica Money Market Funds, Inc. issued by SAAMCo.
      SunAmerica Strategic Investment Series issued by SAAMCo.
      SunAmerica Senior Floating Rate Fund, issued by SAAMCo.

(b) Directors, Officers and principal place of business:

        Officer/Directors*             Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        John T. Genoy                  Vice President, Chief Financial Officer &
                                       Controller
        James Nichols                  Vice President
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, AIG SunAmerica Capital Services' and the officers'/directors' principal business address is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 .

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: 1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, pursuant to Rule 485(a) the Registrant certifies that it has caused this Post-Effective Amendment No. 9 and 10 to the registration statement on form N-4 (File Nos. 333-65118 and 811-3859) to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 25th day of September, 2003.

                                   VARIABLE SEPARATE ACCOUNT
                                   (Registrant)

                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer             September 25, 2003
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                            September 25, 2003
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                            September 25, 2003
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President               September 25, 2003
-----------------------------       and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                            September 25, 2003
-----------------------------
Jana Waring Greer

Maurice S. Hebert*                  Vice President and Controller       September 25, 2003
-----------------------------       (Principal Accounting Officer)
Maurice S. Hebert

*/s/ Mallary L. Reznik                                                  September 25, 2003
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit                 Description
-------                 -----------

(4)(h)                  Capital Protector Endorsement
